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                    METLIFE INSURANCE COMPANY OF CONNECTICUT

             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

                                CORPORATE SELECT

                       SUPPLEMENT DATED OCTOBER 18, 2013
                     TO THE PROSPECTUS DATED APRIL 29, 2013

This supplement revises certain information contained in the April 29, 2013 prospectus for the above-referenced variable life insurance policy.

The fees and expenses of the following Fund have been revised:

                                                DISTRIBUTION               ACQUIRED     TOTAL      FEE WAIVER      NET TOTAL
                                                   AND/OR                 FUND FEES     ANNUAL       AND/OR         ANNUAL
                                  MANAGEMENT   SERVICE(12B-1)    OTHER       AND      OPERATING      EXPENSE       OPERATING
FUND                                  FEE           FEES       EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT     EXPENSES
--------------------------------  -----------  --------------  ---------  ----------  ----------  ---------------  ----------
VANGUARD VARIABLE INSURANCE FUND
   Small Company Growth Portfolio       0.38%               -      0.04%       0.02%       0.44%                -      0.44%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.